Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 192,908	$ 242,060
Short-term investments	91,526
Accounts receivable, net	19,747	21,875
Prepaid expenses, and other assets	7,552	6,817
Total current assets	311,733	270,752
Property and equipment, net	369	384
Operating lease right-of-use assets, net	5,268	6,830
Intangible assets, net	50,057	53,679
Goodwill	633,965	633,965
Deferred tax asset	2,002	2,616
Other non-current assets	1,435	1,582
Total assets	1,004,829	969,808
Current liabilities:
Accounts payable and accrued expenses	14,116	14,752
Short-term operating lease liabilities	3,127	3,076
Contract liabilities	1,612	2,246
Litigation accrual and other current liabilities	77,687	730
Total current liabilities	96,542	20,804
Long-term borrowings with related party	38,673	42,176
Long-term operating lease liabilities	3,011	4,688
Deferred tax liabilities, net	15,905	28,309
Other non-current liabilities	7,642	9,953
Total liabilities	161,773	105,930
Shareholders' equity
Common stock, KRW 10,000 par value - 200,000,000 Shares authorized; 2,477,672 issued and outstanding	21,198	21,198
Additional paid-in-capital	671,831	671,831
Accumulated other comprehensive income	17,774	23,033
Retained earnings	132,254	147,816
Total shareholders' equity	843,056	863,878
Total liabilities and shareholders' equity	$ 1,004,829	$ 969,808